8. Derivative financial instruments and Short positions (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Portion Accumulated [Member]
Cash Flow Hedge
Eurobonds	R$ 14,666	R$ (6,074)	R$ (8,925)
Trade Finance Off	58,088	139,852	(16,453)
Government Bonds (LFT)	727,437	503,665	331,922
Bancary Deposit Receipt - CDB	0	0	1,225
Total	800,190	637,443	307,769
Portion Ineffective [Member]
Cash Flow Hedge
Eurobonds	0	0	0
Trade Finance Off	0	0	3,981
Government Bonds (LFT)	0	0	0
Bancary Deposit Receipt - CDB	0	0	0
Total	R$ 0	R$ 0	R$ 3,981